Vessels	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment [Abstract]:
Vessels, Net [Text Block]
7. Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated Depreciation	Net Book Value
	____________	_____________	__________
Balance, January 1, 2009	2,097,580	(525,464)	1,572,116
- Depreciation	—	(71,148)	(71,148)
- Transfer to assets held for sale	(1,810)	—	(1,810)
- Vessel acquisitions and other vessels' cost	8,864	—	8,864
- Disposals	(66,860)	24,482	(42,378)
	____________	_____________	__________
Balance, December 31, 2009	2,037,774	(572,130)	1,465,644
- Depreciation	—	(70,887)	(70,887)
- Vessel acquisitions and other vessels' cost	146,246	—	146,246
- Disposals	(35,160)	25,767	(9,393)
	____________	_____________	__________
Balance, December 31, 2010	2,148,860	(617,250)	1,531,610
- Depreciation	—	(78,803)	(78,803)
- Vessel acquisitions and other vessels' cost	194,040	—	194,040
- Disposals	(44,792)	16,832	(27,960)
	____________	_____________	__________
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
	~~___________~~	~~____________~~	~~_________~~

In August and September 2009, the Company acquired the secondhand container vessels Gifted and Genius at an aggregate price of $8,270.
In August and September 2009, the Company sold the container vessels Gem and Gentle to a related company (Note 3) at an aggregate price of $25,000 and realized an aggregate loss of $137 which is included in Gain (loss) on sale/disposal of vessels, net in the accompanying 2009 consolidated statement of income.
During 2009, the Company sold for scrap the container vessels MSC Austria, Liguria, City of Glasgow, MSC Togo, MSC Yokohama, MSC Venice, MSC Romania II and MSC Antwerp at an aggregate price of $23,157 and realized an aggregate capital net gain of $2,991 which is included in Gain (loss) on sale/disposal of vessels, net in the accompanying 2009 consolidated statement of income.
During the year ended December 31, 2010, the Company sold for scrap the container vessels MSC Germany, MSC Toba, MSC Mexico and MSC Sicily at an aggregate price of $22,731 and realized an aggregate gain of $9,588 which is included in Gain (loss) on sale/disposal of vessels, net in the accompanying 2010 consolidated statement of income.
On May 6, 2010, the Company took delivery from the ship-yard of the new-building container vessel MSC Navarino (renamed to Hyundai Navarino in January 2011) at a total cost of $122,230 (Note 3).
On September 23, 2010, the Company contracted to acquire four 3,351 TEU secondhand containerships built between 1990 and 1992 at a purchase price of $11,250 per containership, of which $2,250 was advanced to the sellers as of December 31, 2010. All of the four containerships, Karmen, Rena, Marina and Konstantina, were delivered to the Company on November 10, 2010, November 22, 2010, February 28, 2011 and March 16, 2011, respectively.
On December 2, 2010, the Company contracted to acquire the 2,020 TEU secondhand containership MSC Pylos (ex. Oranje), built in 1991 at a purchase price of $7,450, of which $750 was advanced to the sellers as of December 31, 2010. The containership was delivered to the Company on January 7, 2011.
On December 8, 2010, the Company contracted to acquire the 1,162 TEU secondhand containership Zagora, built in 1995 at a purchase price of $8,287, of which $830 was advanced to the sellers as of December 31, 2010. The containership was delivered to the Company on January 28, 2011.
During the year ended December 31, 2011, the Company acquired the secondhand containerships Prosper, MSC Sudan II, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni at an aggregate cost of $154,826.
During the year ended December 31, 2011, the Company contracted to sell for scrap the vessels MSC Namibia, MSC Sierra, MSC Sudan, MSC Fado, MSC Tuscany and Garden while the vessel Rena was determined to be a constructive total loss (“CTL”) for insurance purposes in October 2011. From the sale of these six vessels and the CTL of Rena, the Company received in aggregate $48,742 and recognized an aggregate gain of $13,077 (including the effect of a provision recorded for potential costs associated with the grounding of the Rena), which is included in Gain (loss) on sale/disposal of vessels, net in the accompanying 2011 consolidated statement of income.
As of December 31, 2011, one of the Company's vessels, having total carrying value of $4,751 was fully depreciated.
Thirty-one of the Company's vessels, having a total carrying value of $1,351,221 as of December 31, 2011, have been provided as collateral to secure the long-term debt discussed in Note 9.